Summary of Significant Accounting Policies - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation expense	¥ 13,344	$ 13,344	¥ 16,192	¥ 19,473
Operating costs [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation expense	35		576	822
Selling expenses [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation expense	1,782		4,368	5,106
General and administrative expenses [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation expense	¥ 11,527		¥ 11,248	¥ 13,545